Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the years ended March 31, 2015, 2014, and 2013:

	For the year ended March 31, 2015
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(46,919)	$(772,584)	$755,384	$(64,119)
Rebates and Other	(136,449)	(443,797)	407,018	(173,228)

Total	$(183,368)	$(1,216,381)	$1,162,402	$(237,347)

Current Liabilities
Returns	$(64,144)	$(85,990)	$40,369	$(109,765)
Other (1)	(43,186)	(73,768)	61,637	(55,317)

Total	$(107,330)	$(159,758)	$102,006	$(165,082)

	For the year ended March 31, 2014
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(22,792)	$(310,355)	$286,228	$(46,919)
Rebates and Other	(94,411)	(311,405)	269,367	(136,449)

Total	$(117,203)	$(621,760)	$555,595	$(183,368)

Current Liabilities
Returns	$(49,701)	$(47,209)	$32,766	$(64,144)
Other (1)	(27,697)	(63,780)	48,291	(43,186)

Total	$(77,398)	$(110,989)	$81,057	$(107,330)

	For the year ended March 31, 2013
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,789)	$(263,330)	$261,327	$(22,792)
Rebates and Other	(69,435)	(192,115)	167,139	(94,411)

Total	$(90,224)	$(455,445)	$428,466	$(117,203)

Current Liabilities
Returns	$(33,426)	$(37,977)	$21,702	$(49,701)
Other (1)	(33,837)	(43,184)	49,324	(27,697)

Total	$(67,263)	$(81,161)	$71,026	$(77,398)

(1)	Includes indirect rebates.